Amounts Receivable - Summary of Amounts Receivables (Detail) - CAD ($) $ in Thousands	Apr. 30, 2020	Apr. 30, 2019
Disclosure of trade accounts receivables [line items]
Accounts receivable	$ 2,250	$ 3,096
Taxes receivable [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	1,152	2,486
Trade receivable [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	736	394
Sale of Altiplano [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	279
Other account receivable [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	$ 83	$ 216